Stock Options and Warrants - Warrants Issued with Common Stock - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Sep. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333
Warrant to purchase common stock			2,500,000				45,650,654				5,062,500
Warrants exercisable price			$ 0.20						$ 0.25	$ 0.15	$ 0.20
Warrants, term			5 years	5 years			5 years
Sale of common stock			5,000,000				151,175,053	224,274,073			10,125,000	87,388,815
Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant to purchase common stock			250,000
Warrants, term			5 years	5 years